Summary of significant accounting policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
The following is a summary of significant accounting policies followed by the Company in the preparation of the consolidated financial statements.

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.
Foreign currency matters

The financial statements of the Company’s foreign operating subsidiaries are translated in accordance with guidance in ASC 830 Foreign Currency Matters. Except for the Company’s Venezuelan and Argentinian operations, the functional currencies of the Company’s foreign operating subsidiaries are the local currencies of the countries in which they conduct their operations. Therefore, assets and liabilities are translated into US dollars at the balance sheet date exchange rates, and revenues, expenses and cash flow are translated at average rates prevailing during the periods. Translation adjustments are included in the “Accumulated other comprehensive loss” component of shareholders’ equity. The Company includes foreign currency exchange results related to monetary assets and liabilities transactions, including intercompany transactions, denominated in currencies other than its functional currencies in its statements of income.

Since January 1, 2010 and July 1, 2018, Venezuela and Argentina, respectively, were considered to be highly inflationary, and as such, the financial statements of these subsidiaries are remeasured as if its functional currency was the reporting currency of the immediate parent company (US dollars). As a result, remeasurement gains and losses are recognized in earnings rather than in the cumulative translation adjustment, component of “Accumulated other comprehensive loss” within shareholders’ equity.

In addition, in these territories, there are foreign currency restrictions. Since 2019, in Argentina several measures have been adopted including, among others: (i) limitation to hoarding and consumption in foreign currency for natural persons, (ii) taxes to increase the official exchange rate for certain services and goods, (iii) approvals required from the Central Bank of Argentina to access foreign currency to settle imports of goods or services, principal and interest from financial payables to foreign parties and dividends. Furthermore, Venezuela has currency restrictions which have been in place for several years under different currency exchange regulations. Although during 2019, the Central Bank of Venezuela loosened those restrictions by permitting financial institution to participate as intermediaries in foreign currency operations, the Company’s ability to immediately access cash through repatriations continues to be limited. Additionally, the Venezuelan market is subject to price controls. Its government issued a regulation establishing a maximum profit margin for companies and maximum prices for certain goods and services. However, the Company was able to increase prices during the fiscal year ended December 31, 2023.

As of December 31, 2023, Argentina’s and Venezuela’s net nonmonetary asset positions were $157.4 million and $17.2 million, respectively, mainly fixed assets.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less, from the date of purchase, to be cash equivalents.

Short-term investments

Short-term investments consist of time deposits, available for sale securities and held to maturity securities with an original maturity of more than three months. Time deposits are measured at cost plus accrued interest. These charges are recognized immediately in earnings, within “Net interest expense and other financing results”.

Available for sale securities are measured at fair value. Unrealized results are reported in other comprehensive income (loss) until realized. See Note 22 for additional information. Held to maturity securities are measured at amortized cost and bear interest.
Revenue recognition

The Company’s revenues consist of sales by Company-operated restaurants and revenues from restaurants operated by franchisees. Sales by Company-operated restaurants are recognized at the point of sale. The Company presents sales net of sales tax and other sales-related taxes. Revenues from restaurants operated by franchisees include rental income, initial franchise fees and royalty income. Rental income is measured on a monthly basis based on the greater of a fixed rent, computed on a straight-line basis, or a certain percentage of gross sales reported by franchisees. Initial franchise fees represent the difference between the amount the Company collects from the franchisee and the amount the Company pays to McDonald’s Corporation upon the opening of a new restaurant. Royalty income represents the difference, if any, between the amount the Company collects from the franchisee and the amount the Company is required to pay to McDonald’s Corporation. Royalty income is recognized in the period earned.

Accounts and notes receivable and allowance for doubtful accounts

Accounts receivable primarily consist of royalty and rent receivables due from franchisees, debit, credit and delivery vendor receivables. Accounts receivable are initially recorded at fair value and do not bear interest. Notes receivable relates to interest-bearing financing granted to certain franchisees in connection with the acquisition of equipment and third-party suppliers. The Company maintains an allowance for doubtful accounts in an amount that it considers sufficient to cover the expected credit losses. In judging the adequacy of the allowance for doubtful accounts, the Company follows ASC 326 “Financial Instruments - Credit Losses” considering remote risks of loss by analyzing multiple factors such as historical bad debt experience, the aging of the receivables, the current economic environment and future economic conditions.

Other receivables

As of December 31, 2023, other receivables primarily consist of value-added tax and other tax receivables, related party receivables and insurance claim receivables, amounting to $21,172. As of December 31, 2022, other receivables primarily consist of value-added tax and other tax receivables, related party receivables and insurance claim receivables, amounting to $16,608.

Other receivables are reported at the amount expected to be collected.

Inventories

Inventories are stated at the lower of cost or market, with cost being determined on a first-in, first-out basis.

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Property costs include costs of land and building for both company-operated and franchise restaurants while equipment costs primarily relate to company-operated restaurants. Cost of property and equipment acquired from McDonald’s Corporation (as part of the acquisition of LatAm business) was determined based on its estimated fair market value at the acquisition date, then partially reduced by the allocation of the negative goodwill that resulted from the purchase price allocation. Cost of property and equipment acquired or constructed after the acquisition of LatAm business in connection with the Company’s restaurant reimaging and extension program is comprised of acquisition and construction costs and capitalized internal costs. Capitalized internal costs include payroll expenses related to employees fully dedicated to restaurant construction projects and related travel expenses. Capitalized payroll costs are allocated to each new restaurant location based on the actual time spent on each project. The Company commences capitalizing costs related to construction projects when it becomes probable that the project will be developed, when the site has been identified and the related profitability assessment has been approved. Maintenance and repairs are expensed as incurred. Accumulated depreciation is calculated using the straight-line method over the following estimated useful lives: buildings – up to 40 years; leasehold improvements – the lesser of useful lives of assets or lease terms which generally include renewal options; and equipment 3 to 10 years.
Intangible assets, net

Intangible assets include computer software costs, initial franchise fees, reacquired rights under franchise agreements, letter of credit fees and others.

The Company follows the provisions of ASC 350-40-30 within ASC 350 Intangibles, Subtopic 40 Internal Use Software which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. These costs are amortized over a period of three years on a straight-line basis.

The Company is required to pay to McDonald’s Corporation an initial franchisee fee upon opening of a new restaurant. The initial franchise fee related to Company-operated restaurants is capitalized as an intangible asset and amortized on a straight-line basis over the term of the franchise.

A reacquired franchise right is recognized as an intangible asset as part of the business combination in the acquisition of franchised restaurants apart from goodwill with an assigned amortizable life limited to the remaining contractual term (i.e., not including any renewal periods). The value assigned to the reacquired franchise right excludes any amounts recognized as a settlement gain or loss and is limited to the value associated with the remaining contractual term and operating conditions for the acquired restaurants. The reacquired franchise right is measured using a valuation technique that considers restaurant’s cash flows after payment of an at-market royalty rate to the Company. The cash flows are projected for the remaining contractual term, regardless of whether market participants would consider potential contractual renewals in determining its fair value.

Letter of credit fees are amortized on a straight-line basis over the term of the Letter of Credit.

Impairment and disposal of long-lived assets

In accordance with the guidance within ASC 360-10-35, the Company reviews long-lived assets (including property and equipment, intangible assets with definite useful lives and lease right of use asset) for impairment whenever events or changes in circumstances indicate the carrying value of the asset may not be recoverable. For purposes of reviewing assets for potential impairment, assets are grouped at a country level for each of the operating markets. The Company manages its restaurants as a group or portfolio with significant common costs and promotional activities; as such, each restaurant’s cash flows are not largely independent of the cash flows of others in a market. If an indicator of impairment exists for any grouping of assets, an estimate of undiscounted future cash flows produced by each individual restaurant within the asset grouping is compared to its carrying value. If an individual restaurant is determined to be impaired, the loss is measured by the excess of the carrying amount of the restaurant over its fair value considering its highest and best use, as determined by an estimate of discounted future cash flows or its market value.

The Company assessed all markets for impairment indicators during the fourth quarter of 2023, 2022 and 2021. As a result of those assessments, the Company concluded that the second step was required to be performed as a component of the impairment testing of its long-lived assets on a per store basis, in: Aruba, Peru, USVI, Venezuela, Curaçao, Colombia and Trinidad and Tobago, for the fiscal years ended December 31, 2023; Aruba, Peru, USVI, Venezuela and Trinidad and Tobago, for the fiscal years ended December 31, 2022; Mexico, Aruba, Curaçao, Peru, USVI, Venezuela, Trinidad and Tobago, Colombia and Argentina for the fiscal years ended December 31, 2021.
As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating income, net on the consolidated statements of income:

Fiscal year	Markets	Total
2023	Trinidad & Tobago, Aruba, Colombia, Venezuela and Peru	$2,626
2022	Aruba, USVI, Peru and Venezuela	1,171
2021	Mexico, USVI, Peru, Colombia, Venezuela and Argentina	1,573

Goodwill

Goodwill represents the excess of cost over the estimated fair market value of net tangible assets and identifiable intangible assets acquired. In accordance with the guidance within ASC 350 Intangibles-Goodwill and Other, goodwill is stated at cost and reviewed for impairment on an annual basis during the fourth quarter, or when an impairment indicator exists. The impairment test compares the fair value of each reporting unit, generally based on discounted future cash flows, with its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is measured as the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill.

In assessing the recoverability of the goodwill, the Company considers changes in economic conditions and makes assumptions regarding estimated future cash flows and other factors. Estimates of future cash flows are highly subjective judgments based on the Company’s experience and knowledge of its operations. These estimates can be significantly impacted by many factors including changes in global and local business and economic conditions, operating costs, inflation, competition, and consumer and demographic trends.

During the fiscal years 2023, 2022 and 2021 the Company has not recorded any impairment charges.

Advertising costs

Advertising costs are expensed as incurred. Advertising expenses related to Company-operated restaurants were $175,043, $148,776 and $104,010 in 2023, 2022 and 2021, respectively. Advertising expenses related to franchised operations do not affect the Company’s expenses since these are recovered from franchisees. Advertising expenses related to franchised operations were $51,054, $44,088 and $32,809 in 2023, 2022 and 2021, respectively.

Accounting for income taxes

The Company records deferred income taxes using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The guidance requires companies to set up a valuation allowance for that component of net deferred tax assets which does not meet the more likely than not criterion for realization.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company is regularly audited by tax authorities, and tax assessments may arise several years after tax returns have been filed. Accordingly, tax liabilities are recorded when, in management’s judgment, an uncertain tax position does not meet the more likely than not threshold for recognition. For tax positions that meet the more likely than not threshold, a tax liability may be recorded depending on management’s assessment of how the tax position will ultimately be settled. The Company records interest and penalties on unrecognized tax benefits in the provision for income taxes.

Accounts payable outsourcing

The Company offers its suppliers access to an accounts payable services arrangement provided by third party financial institutions. This service allows the Company’s suppliers to view its scheduled payments online, enabling them to better manage their cash flow and reduce payment processing costs. Independent from the Company, the financial institutions also allow suppliers to sell their receivables to the financial institutions in an arrangement separately negotiated by the supplier and the financial institution. The Company has no economic interest in the sale of these receivables and no direct relationship with the financial institutions concerning the sale of receivables. All of the Company’s obligations, including amounts due, remain to the Company’s suppliers as stated in the supplier agreements. These obligations require payment in full within 180 days of the invoice date. As of December 31, 2023 and 2022, $13,650 and $24,149, respectively, of the Company’s total accounts payable (included within “Accounts payable” in the Balance Sheet) are available for this purpose.

Share-based compensation

The Company recognizes compensation expense as services required to earn the benefits are rendered. See Note 17 for details of the outstanding plans and the related accounting policies.

Derivative financial instruments

The Company utilizes certain hedge instruments to manage its interest rate and foreign currency rate exposures. The counterparties to these instruments generally are major financial institutions. The Company does not hold or issue derivative instruments for trading purposes. In entering into these contracts, the Company assumes the risk that might arise from the possible inability of counterparties to meet the terms of their contracts. The Company does not expect any losses as a result of counterparty defaults. All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Additionally, the fair value adjustments will affect either other comprehensive income (loss) or net income depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity. For those instruments that qualifies for hedge accounting, the Company documents its risk management objective and strategy for undertaking hedging transactions, as well as all relationships between hedging instruments and hedged items. See Note 13 for details of the outstanding derivative instruments.
Leases

The Company leases locations through ground leases (the Company leases the land and owns the building) and through improved leases (the Company leases land and buildings). The operating leases are mainly related to restaurant and dessert center locations. The average of lease’s terms is about 15 years and, in many cases, include renewal options provided by the agreement or government’s regulations, that are reasonably certain to be exercised. Typically, renewal options are considered reasonably assured of being exercised if the associated asset lives of the building or leasehold improvements exceed the initial lease term, and the sales performance of the restaurant remains strong. Therefore, their associated payments are included in the measurement of the right-of-use asset and lease liability. Although certain leases contain purchase options, is not reasonably certain that the Company will exercise them. In addition, many agreements include escalations amounts that vary by reporting unit, for example, including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. Furthermore, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

The right-of-use assets and lease liabilities are recognized using the present value of the remaining future minimum lease payments discounted by the Company’s incremental borrowing rate. The Company has elected not to separate non-lease components from lease components in its lessee portfolio. For most locations, the Company is obliged for the related occupancy costs, such as maintenance. The Company has certain leases subject to index adjustments. The inflation index rate is only used to calculate the lease liability when a lease modification occurs.

Severance payments

Under certain laws and labor agreements of the countries in which the Company operates, the Company is required to make minimum severance payments to employees who are dismissed without cause and employees leaving their employment in certain other circumstances. The Company accrues severance costs if they relate to services already rendered, are related to rights that accumulate or vest, are probable of payment and can be reasonably estimated. Otherwise, severance payments are expensed as incurred.

Provision for contingencies

The Company accrues liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such accruals are based on developments to date, the Company’s estimates of the outcomes of these matters and the Company’s lawyers’ experience in contesting, litigating and settling other matters. As the scope of the liabilities becomes better defined, there may be changes in the estimates of future costs. See Note 18 for details.

Comprehensive income

Comprehensive income includes net income as currently reported under generally accepted accounting principles and also includes the impact of other events and circumstances from non-owner sources which are recorded as a separate component of shareholders’ equity. The Company reports foreign currency translation losses and gains, unrealized results on cash flow hedges, securities available for sale, as well as unrecognized post-employment benefits as components of comprehensive income.
Equity method investments

The Company utilizes the equity method to account for investments in companies when it provides the ability to exercise significant influence over operating and financial policies of the investee. Consolidated net income includes the Company’s proportionate share of the net income or loss of these companies. Company’s judgment regarding the level of influence over each equity method investee includes considering key factors such as our ownership interest, representation on the board of directors, participation in policy-making decisions, other commercial arrangements and material intercompany transactions.

As of December 31, 2023, 2022 and 2021, the Company recorded a gain of $1,492, $1,131 and $531, respectively, included within “Other operating income, net” related to the equity method of its investments in companies.

In November 2021, the Company contributed 20 restaurants businesses for a total amount of $11 million to a company named “Operadora de Franquicias Saile S.A.P.I. de C.V.”(“investee”) in exchange of 49% of total shares and votes of the investee. The other investor, in turn, contributed 21 restaurants and cash in exchange of 51% of total shares and votes.

In accordance with ASC 323-10-30-2, the Company has measured the initial contribution of businesses given up in exchange for an equity method investment at the fair value of the restaurants contributed, thus recording a gain of $8.5 million within “Other operating income, net” on the consolidated statement of income, as of December 31, 2021.

The Company concluded that it has the ability to exercise significant influence over operating and financial policies of “Operadora de Franquicias Saile S.A.P.I. de C.V.” and therefore subsequently measures its investment at equity method considering the effect of basis differences (fair value adjustments).

Recent accounting pronouncements

Recent Accounting Pronouncements Not Yet Adopted

Segment Reporting

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. The pronouncement expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024. We are currently in the process of determining the impact that ASU 2023-07 will have on the Company's consolidated financial statement disclosures.
Income Taxes

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The pronouncement expands the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. We are currently in the process of determining the impact that ASU 2023-09 will have on the Company's consolidated financial statement disclosures.

No other new accounting pronouncement issued or effective during the fiscal year had or is expected to have a material impact on the Company’s consolidated financial statements.